Other Assets (Tables)	12 Months Ended
Mar. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Assets

	March 31,
	2021	2020
Prepayment of land leased from ILA (1)	$13,020	$13,250
Goodwill (2)	7,191	7,191
Intangible assets and deferred costs, net (3)	6,766	8,412
Right-of-use (ROU) assets (4)	2,729	2,195
Severance pay fund (5)	1,211	1,187
Other	397	126
	$31,314	$32,361

(1)

The ILA lease agreements are standard agreements covering substantial portions of the land of Israel.  The standard agreements call for a Lease Period of 49 years, with an option for one additional Lease Period (i.e., total of 98 years).  A majority of the Company’s leases are in the beginning of the second 49 year period, and the remaining leases still in the first 49 year period have the option for the one additional lease period.  This amount was prepaid.  See Note 2.j.

(2)	See Note 2.k.
(3)	See Note 8.
(4)

As of April 1, 2019, the Company commenced lease accounting in accordance with ASU 2016-02, “Leases (Topic 842).”  The Company currently has leased offices, warehouse space and equipment under operating leases for periods through 2026.  See Note 13.

(5)

Under Israeli law, the Company is required to make severance or pension payments to dismissed employees and to employees terminating employment under certain other circumstances.  Deposits are made with a pension fund or other insurance plans to secure pension and severance rights for the employees in Israel.  These amounts represent the balance of the deposits in those funds (including profits) that will be used to cover the Company’s severance obligations.  See Note 12.b.

Pension, Retirement Savings and Severance Expenses	The Company’s matching contribution to the plans was $1,369, $1,133 and $1,254 for the years ended March 31, 2021, 2020 and 2019, respectively.

	Years ended March 31,
	2021	2020	2019
Pension, retirement savings and severance expenses	$8,064	$6,654	$5,924